------
                                THE QUADRA FUNDS
                                    ------
                               QUADRA GROWTH FUND


                               SEMI-ANNUAL REPORT
                                   (Unaudited)






























                                    09.30.98

                                Table of Contents



Schedule of Investments:
    QUADRA Growth Fund .....................................................2

Statement of Assets and Liabilities.........................................5

Statement of Operations.....................................................6

Statement of Changes in Net Assets..........................................7

Financial Highlights........................................................8

Notes to Financial Statements...............................................9

--------------------------------------------------------------------------------


 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

       SHARES                                        SECURITY DESCRIPTION                                      VALUE
--------------------        -----------------------------------------------------------------------     --------------------

COMMON STOCK (82.3%)
APPAREL & ACCESSORY STORES (4.0%)
              3,500         Ross Stores, Inc.                                                                     $ 100,188
              6,800         TJX Cos., Inc.                                                                          121,125
                                                                                                        --------------------
                                                                                                                    221,313
                                                                                                        --------------------

APPAREL & OTHER FINISHED PRODUCT MADE FROM FABRICS & SIMILAR MATERIALS (1.9%)
              2,600         Tommy Hilfiger Corp. (a)                                                                106,600
                                                                                                        --------------------

BUILDING & CONSTRUCTION PRODUCTS (2.0%)
              9,630         Johns Manville Corp.                                                                    109,541
                                                                                                        --------------------

BUSINESS SERVICES (6.7%)
              2,100         BMC Software, Inc. (a)                                                                  126,131
              4,900         Cadence Design Systems (a)                                                              125,256
              2,800         Robert Half International (a)                                                           120,926
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    372,313
                                                                                                        --------------------

CHEMICALS & ALLIED PRODUCTS (4.0%)
              1,550         Amgen, Inc. (a)                                                                         117,121
              4,600         Solutia, Inc.                                                                           103,787
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    220,908
                                                                                                        --------------------

COMMUNICATIONS (4.3%)
              2,000         AT&T Corp.                                                                              116,876
              1,600         BellSouth Corp.                                                                         120,400
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    237,276
                                                                                                        --------------------

DEPOSITORY INSTITUTIONS (6.2%)
              2,000         Comerica, Inc.                                                                          109,626
              4,500         Dime Bancorp, Inc.                                                                      113,906
              1,600         Fleet Financial Group                                                                   117,500
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    341,032
                                                                                                        --------------------

EATING & DRINKING PLACES (2.2%)
              7,500         Darden Restaurants, Inc.                                                                120,000
                                                                                                        --------------------

ELECTRIC, GAS & SANITARY SERVICES (2.3%)
              2,800         DTE Energy Co.                                                                          126,525
                                                                                                        --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (1.9%)
              1,500         Lucent Technologies, Inc.                                                               103,593
                                                                                                        --------------------


See Notes to Financial Statements.  2

--------------------------------------------------------------------------------


 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS (continued)
 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

       SHARES                                        SECURITY DESCRIPTION                                      VALUE
--------------------        -----------------------------------------------------------------------     --------------------

FOOD & KINDRED PRODUCTS (2.2%)
              2,050         Quaker Oats Co.                                                                       $ 120,950
                                                                                                        --------------------

FURNITURE & FIXTURES (1.7%)
              4,700         Herman Miller, Inc.                                                                      92,825
                                                                                                        --------------------

GENERAL MERCHANDISE STORES (2.1%)
              3,200         Dayton Hudson Corp.                                                                     114,400
                                                                                                        --------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS (1.9%)
              3,700         Halliburton Co.                                                                         105,681
                                                                                                        --------------------

INDUSTRIAL & COMMERCIAL MACHINERY (10.4%)
              1,900         EMC Corp. (a)                                                                           108,657
              3,000         Ingersoll Rand Co.                                                                      113,813
              1,730         Lexmark International Group, Inc. (a)                                                   119,910
              2,700         Sundstrand Corp.                                                                        125,213
              4,900         Unisys Corp. (a)                                                                        111,475
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    579,068
                                                                                                        --------------------

INSURANCE CARRIERS (3.8%)
              2,330         Equitable Cos., Inc.                                                                     96,403
              1,500         PacifiCare Health Systems, Inc. (a)                                                     111,750
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    208,153
                                                                                                        --------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.1%)
              1,500         Eastman Kodak Co.                                                                       115,968
                                                                                                        --------------------

MISCELLANEOUS RETAIL (2.1%)
              2,400         Costco Cos., Inc.  (a)                                                                  113,700
                                                                                                        --------------------

PETROLEUM REFINING & RELATED INDUSTRIES (4.2%)
              2,400         Ashland, Inc.                                                                           111,000
              1,700         Exxon Corp.                                                                             119,319
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    230,319
                                                                                                        --------------------

PHARMACEUTICAL PREPARATIONS (6.4%)
              4,100         Mylan Laboratories                                                                      120,950
              1,100         Schering-Plough Corp.                                                                   113,918
              2,360         Watson Pharmaceuticals, Inc. (a)                                                        119,770
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    354,638
                                                                                                        --------------------

See Notes to Financial Statements.  3

--------------------------------------------------------------------------------


 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS (concluded)
 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

       SHARES                                        SECURITY DESCRIPTION                                      VALUE
--------------------        -----------------------------------------------------------------------     --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.0%)
              2,100         Gannett Co., Inc.                                                                     $ 112,481
                                                                                                        --------------------

TRANSPORTATION BY AIR (2.0%)
              1,700         UAL Corp. (a)                                                                           110,181
                                                                                                        --------------------

TRANSPORTATION EQUIPMENT (3.9%)
              2,200         General Dynamics Corp.                                                                  110,413
              2,600         Paccar, Inc.                                                                            107,088
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    217,501
                                                                                                        --------------------
WATER TRANSPORTATION (2.0%)
              4,200         Royal Caribbean Cruises Ltd.                                                            111,562
                                                                                                        --------------------

 TOTAL COMMON STOCK (COST $5,129,217)                                                                             4,546,528
                                                                                                        --------------------

SHORT-TERM INVESTMENTS (17.7%)
            979,631         The Collateralized Master Repurchase
                            Agreement Program, Collateralized by
                            U.S. Treasury Obligations
                            (cost $979,631)                                                                         979,631
                                                                                                        --------------------

 TOTAL INVESTMENTS (100.0%) (COST $6,108,848)                                                                   $ 5,526,159
                                                                                                        ====================


--------------------

 (a) Non-income producing security.






See Notes to Financial Statements.  4

--------------------------------------------------------------------------------

QUADRA GROWTH FUND
STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                     QUADRA
                                                                                     GROWTH
                                                                                      FUND
                                                                              ---------------------

ASSETS:
      Investments (Note 2):
         Investments at cost                                                           $ 6,108,848
         Net unrealized appreciation (depreciation)                                       (582,689)
                                                                              ---------------------
              Total investments at value                                                 5,526,159


      Interest, dividends and other receivables                                              6,892
      Receivable for investments sold                                                      369,753
      Organization costs, net of amortization (Note 2)                                      24,550
                                                                              ---------------------

Total Assets                                                                             5,927,354
                                                                              ---------------------

LIABILITIES:
      Payable for Shares Redeemed                                                          352,864
      Accrued expenses and other liabilities                                               921,617
                                                                              ---------------------

Total Liabilities                                                                        1,274,481
                                                                              ---------------------

NET ASSETS                                                                             $ 4,652,873
                                                                              =====================


COMPONENTS OF NET ASSETS:
      Paid in capital                                                                  $ 5,171,513
      Undistributed net investment income                                                      495
      Unrealized appreciation (depreciation) on investments                               (582,689)
      Accumulated net realized gain (loss)                                                  63,554
                                                                              ---------------------

NET ASSETS                                                                             $ 4,652,873
                                                                              =====================

SHARES OF BENEFICIAL INTEREST:                                                             458,697
                                                                              =====================

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE
      PER SHARE):                                                                          $ 10.14
                                                                              =====================


See Notes to Financial Statements.  5

--------------------------------------------------------------------------------

QUADRA GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                        QUADRA
                                                                                        GROWTH
                                                                                         FUND
                                                                                 ---------------------

INVESTMENT INCOME:
      Interest income                                                                         $ 8,722
      Dividend income                                                                          32,730
                                                                                 ---------------------
Total Investment Income                                                                        41,452
                                                                                 ---------------------

EXPENSES:
      Advisory (Note 3)                                                                        31,619
      Administration (Note 3)                                                                  20,000
      Transfer agent (Note 3)                                                                  12,148
      Custody                                                                                   2,274
      Accounting (Note 3)                                                                      19,000
      Legal                                                                                     4,123
      Trustees                                                                                  2,164
      Registration                                                                              1,563
      Amortization of organization costs (Note 2)                                               3,000
      Miscellaneous                                                                             1,538
                                                                                 ---------------------
Total Expenses                                                                                 97,429
      Expenses assumed and fees waived (Note 5)                                               (65,773)
                                                                                 ---------------------
Net Expenses                                                                                   31,656
                                                                                 ---------------------

NET INVESTMENT INCOME (LOSS)                                                                    9,796
                                                                                 ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS:
      Net realized gain (loss) on investments sold                                             71,045
      Net change in unrealized appreciation (depreciation)
          on investments                                                                     (844,244)
                                                                                 ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                                                            (773,199)
                                                                                 ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                                            $ (763,403)
                                                                                 =====================


See Notes to Financial Statements.  6

--------------------------------------------------------------------------------

QUADRA GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED MARCH 31 AND SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                         QUADRA
                                                                                         GROWTH
                                                                                          FUND
                                                                                     ----------------
NET ASSETS - COMMENCEMENT OF OPERATIONS (Note 1)                                                $ 10
------------------------------------------------                                     ----------------

OPERATIONS:
     Net investment income (loss)                                                              4,818
     Net realized gain (loss) on investments sold                                             (7,490)
     Net change in unrealized appreciation (depreciation) on
        investments                                                                          261,555
                                                                                     ----------------
        Net increase (decrease) in net assets resulting from operations                      258,883
                                                                                     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                    (1,219)
                                                                                     ----------------
        Total distributions to shareholders                                                   (1,219)
                                                                                     ----------------

CAPITAL SHARE TRANSACTIONS (a):
     Sale of shares                                                                        3,517,545
     Reinvestment of distributions                                                             1,219
     Redemption of shares                                                                    (54,541)
                                                                                     ----------------
        Net increase (decrease) from capital transactions                                  3,464,223
                                                                                     ----------------

        Net increase (decrease) in net assets                                              3,721,887
                                                                                     ----------------

NET ASSETS - MARCH 31, 1998 (Including (b))                                              $ 3,721,897
-------------------------------------------                                          ================

OPERATIONS:
     Net investment income (loss)                                                              9,796
     Net realized gain (loss) on investments sold                                             71,045
        investments                                                                         (844,244)
                                                                                     ----------------
        Net increase (decrease) in net assets resulting from operations                     (763,403)
                                                                                     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                   (12,900)
                                                                                     ----------------
        Total distributions to shareholders                                                  (12,900)
                                                                                     ----------------

CAPITAL SHARE TRANSACTIONS (c):
     Sale of shares                                                                        3,222,335
     Reinvestment of distributions                                                            12,597
     Redemption of shares                                                                 (1,527,653)
                                                                                     ----------------
        Net increase (decrease) from capital transactions                                  1,707,279
                                                                                     ----------------

        Net increase (decrease) in net assets                                                930,976
                                                                                     ----------------

NET ASSETS - SEPTEMBER 30, 1998 (Including (d))                                          $ 4,652,873
-----------------------------------------------                                      ================

(a)  Shares Issued (Redeemed)
        Sale of shares                                                                       330,663
        Reinvestment of distributions                                                            118
        Redemption of shares                                                                  (4,831)
                                                                                     ================
           Net increase (decrease) in shares                                                 325,950
                                                                                     ================

(b)  Accumulated undistributed net investment income                                         $ 3,599

(c)  Shares Issued (Redeemed)
        Sale of shares                                                                       276,265
        Reinvestment of distributions                                                          1,201
        Redemption of shares                                                                (144,719)
                                                                                     ----------------
           Net increase (decrease) in shares                                                 132,747
                                                                                     ================

(d)  Accumulated undistributed net investment income                                           $ 495


See Notes to Financial Statements.  7

--------------------------------------------------------------------------------

QUADRA GROWTH FUND
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                                                                QUADRA
                                                                                                GROWTH
                                                                                                 FUND
                                                                               ----------------------------------------
                                                                                 For the Period       For the Period
                                                                                      Ended          November 4, 1997
                                                                               September 30, 1998    to March 31, 1998
                                                                               --------------------  ------------------

Net Asset Value, Beginning of Period                                                        $11.42              $10.00
Investment Operations
     Net Investment Income (Loss)                                                             0.07                0.01
     Net Realized and Unrealized Gain (Loss) on Investments                                  (1.33)              1.41
Total from Investment Operations                                                             (1.26)               1.42
Distributions from Net Investment Income                                                     (0.02)                 -  (a)
Net Asset Value, End of Period                                                              $10.14              $11.42
                                                                               ====================  ==================

Total Return                                                                               (11.21%)             14.23%

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                                 $4,653              $3,722
Ratios to Average Net Assets: (b)
     Expenses including assumption of expenses/waivers                                       1.00%               1.00%
     Expenses excluding assumption of expenses/waivers                                       3.08%              12.16%
     Net investment income (loss) including assumption of expenses/waivers                   0.31%               0.83%
Average commission rate (c)                                                                $0.0492              $0.0591
Portfolio Turnover Rate                                                                     78.83%              21.81%


--------------------------------------------------------------------------

(a) Less than $0.01 per share.
(b) Annualized.
(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.



See Notes to Financial Statements.  8

--------------------------------------------------------------------------------
QUADRA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios (the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Quadra Growth Fund (the "Fund"), a diversified portfolio of the Trust. Commencement of operations for Quadra Growth Fund was November 4, 1997. Effective September 16, 1998, the Trust ceased the offering of the Fund. In addition, effective September 28, 1998, the Trust terminated the exchange privileges applicable to the Fund.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of a default, the Fund may have difficulty with the disposition of any securities held as collateral.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and capital gains, if any, are declared and paid at least annually by the Fund. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - The costs incurred by the Fund in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Fund's operations.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
QUADRA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Quadra Capital Partners, LLC (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an annual advisory fee of 1.00% of the average daily net assets of the Fund.

Quadra has entered into an investment sub-advisory agreement with Smith Asset Management Group, L.P., which manages Quadra Growth Fund. Fees related to sub-advisory services are borne directly by the Adviser and do not increase the fees paid by shareholders to the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). Pursuant to an Administration Agreement, the Administrator receives a fee from the Fund at an annual rate of 0.10% of the first $50 million of the Fund's average daily net assets and 0.05% of the average daily net assets over $50 million.

DISTRIBUTOR - The distributor of the Fund is Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Security Dealers, Inc. FFSI receives no compensation for its services.

TRANSFER AGENT - Forum Shareholder Services, LLC ("FSS") serves as the Fund's transfer agent and dividend disbursing agent. For its services in these capacities, FSS receives $24,000 per year, plus certain shareholder account fees.

SHAREHOLDER SERVICING AGENT - The Trust has adopted a shareholder servicing plan with respect to the Fund under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund. FadS may pay any or all amounts of these payments to various institutions that provide shareholder services to their clients who invest in the Fund.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") is the Fund's fund accountant and for its services receives an annual fee of $36,000 plus certain adjustments based on the type and volume of portfolio transactions.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended September 30, 1998 were $5,977,108 and $4,333,296, respectively.

For federal income tax purposes, the tax basis of investment securities owned, as of September 30, 1998, was $6,108,848 and the net unrealized depreciation of investment securities was $582,689. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $245,150 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $827,839.

NOTE 5.  WAIVER OF FEES AND ASSUMPTION OF EXPENSES

The Adviser and FAdS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund so that total expenses of the Fund would not exceed a certain limitation. For the period ended September 30, 1998, the Adviser waived fees of $31,619 and FAdS and the Adviser assumed expenses of $3,000 and $31,154, respectively. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary waivers. As of the date hereof, the Adviser has maintained the Fund's ratio of expenses to average net assets at 1.00%.

                                       10